EMPLOYEE BENEFITS OBLIGATIONS - Plan Assets (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value of plan assets [line items]
Plan assets	$ 585.9	$ 542.0
Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	151.6	180.9
Cash and cash equivalents	14.6	9.9
Other	12.1	2.3
Plan assets	578.3	535.0
Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.4	2.5
Other	0.3	1.1
Plan assets	7.6	7.0
Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	135.3	117.4
Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	63.4	58.7
Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	6.9	3.4
Quoted
Disclosure of fair value of plan assets [line items]
Plan assets	7.3	5.9
Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	0.0	0.0
Cash and cash equivalents	0.0	0.0
Other	0.0	0.0
Plan assets	0.0	0.0
Quoted | Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.4	2.5
Other	0.0	0.0
Plan assets	7.3	5.9
Quoted | Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Quoted | Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Quoted | Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	6.9	3.4
Unquoted
Disclosure of fair value of plan assets [line items]
Plan assets	578.6	536.1
Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	151.6	180.9
Cash and cash equivalents	14.6	9.9
Other	12.1	2.3
Plan assets	578.3	535.0
Unquoted | Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Other	0.3	1.1
Plan assets	0.3	1.1
Unquoted | Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	135.3	117.4
Unquoted | Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	63.4	58.7
Unquoted | Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Canadian | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	43.5	35.0
Canadian | Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Canadian | Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	43.5	35.0
Foreign | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	157.8	130.8
Foreign | Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Foreign | Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	$ 157.8	$ 130.8